SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets
Net deferred income taxes	$ 0		$ 109.4
Other assets	304.3		321.5
Total assets	24,408.2		22,694.7
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	1,785.0	[1]	1,683.5	[1]
Dividend payable	890.2		172.0
Debt	1,860.9	[2]	2,063.1	[2]
Total liabilities	18,218.7		16,687.7
Common shares, $1.00 par value (authorized 900.0; issued 797.6 and 797.7, including treasury shares of 201.8 and 193.1)	595.8		604.6
Paid-in capital	1,142.0		1,077.0
Retained earnings	3,500.0		3,454.4
Total accumulated other comprehensive income	951.7		871.0		692.5	783.7
Total shareholders' equity	6,189.5		6,007.0		5,806.7
Total Liabilities and Shareholders' Equity	24,408.2		22,694.7
Parent Company
Assets
Investment in affiliate	5.0		1.0
Investment in subsidiaries	6,923.5	[3]	6,648.6	[3]
Receivable from investment subsidiary	1,648.4	[3]	1,322.9	[3]
Intercompany receivable	307.6	[3]	296.2	[3]
Net deferred income taxes	69.1		48.3
Other assets	141.8		82.0
Total assets	9,095.4		8,399.0
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	154.8		156.9
Dividend payable	890.2		172.0
Debt	1,860.9		2,063.1
Total liabilities	2,905.9		2,392.0
Common shares, $1.00 par value (authorized 900.0; issued 797.6 and 797.7, including treasury shares of 201.8 and 193.1)	595.8		604.6
Paid-in capital	1,142.0		1,077.0
Retained earnings	3,500.0		3,454.4
Total accumulated other comprehensive income	951.7		871.0
Total shareholders' equity	6,189.5		6,007.0
Total Liabilities and Shareholders' Equity	$ 9,095.4		$ 8,399.0

[1]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[2]	Consists of both short- and long-term debt. See Note 4 – Debt for further discussion.
[3]	Eliminated in consolidation.